Loans, financing, debentures and hedge derivative financial instruments - Summary of Compostion of loans (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Foreign currency - denominated loans		R$ 8,832,815	R$ 9,188,527
Brazilian Real - denominated loans		7,347,651	8,070,530
Total foreign currency and Brazilian Reais		16,180,466	17,259,057
Currency and interest rate hedging instruments	[1]	197,177	117,159
Total		16,377,643	17,376,216	R$ 14,392,722	R$ 15,116,139
Current		2,866,051	3,255,944
Non-current		R$ 13,511,592	R$ 14,120,272
Loan 1 [member]
Disclosure of detailed information about borrowings [line items]
Description	[2]	Notes in the foreign market	Notes in the foreign market
Foreign currency - denominated loans	[2]	R$ 7,821,441	R$ 7,267,687
Index/Currency	[2]	US$	US$
Weighted average financial charges	[2]	5.30%	5.30%
Borrowings, maturity date	[2]	2026 to 2029	2026 to 2029
Loan 2 [member]
Disclosure of detailed information about borrowings [line items]
Description	[2]	Foreign loan	Foreign loan
Foreign currency - denominated loans	[2]	R$ 735,438	R$ 1,047,644
Index/Currency	[2]	US$	US$
Weighted average financial charges	[2]	4.00%	4.00%
Borrowings, maturity date	[2]	2023	2023
Loan 3 [member]
Disclosure of detailed information about borrowings [line items]
Description	[2]	Foreign loan	Foreign loan
Foreign currency - denominated loans	[2]	R$ 275,936	R$ 261,284
Index/Currency	[2],[3]	US$ + LIBOR	US$ + LIBOR
Weighted average financial charges	[2]	1.00%	1.00%
Borrowings, maturity date	[2]	2022	2022
Loan 4 [member]
Disclosure of detailed information about borrowings [line items]
Description		Financial institutions	Financial institutions
Foreign currency - denominated loans		R$ 0	R$ 154,783
Index/Currency		US$	US$
Weighted average financial charges		0.00%	0.00%
Borrowings, maturity date		2022	2022
Loan 5 [member]
Disclosure of detailed information about borrowings [line items]
Description		Financial institutions	Financial institutions
Foreign currency - denominated loans		R$ 0	R$ 39,350
Index/Currency	[4]	MX$	MX$
Weighted average financial charges		0.00%	0.00%
Borrowings, maturity date		2021	2021
Loan 6 [member]
Disclosure of detailed information about borrowings [line items]
Description		Financial institutions	Financial institutions
Foreign currency - denominated loans		R$ 0	R$ 312,200
Index/Currency	[3]	US$ + LIBOR	US$ + LIBOR
Weighted average financial charges		0.00%	0.00%
Borrowings, maturity date		2021	2021
Loan 7 [member]
Disclosure of detailed information about borrowings [line items]
Description		Advances on foreign exchange contracts	Advances on foreign exchange contracts
Foreign currency - denominated loans		R$ 0	R$ 105,579
Index/Currency		US$	US$
Weighted average financial charges		0.00%	0.00%
Borrowings, maturity date		2021	2021
Loan 8 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – CRA	Debentures – CRA
Brazilian Real - denominated loans		R$ 2,063,788	R$ 2,037,602
Index/Currency		DI	DI
Weighted average financial charges		95.80%	95.80%
Borrowings, maturity date		2022 to 2023	2022 to 2023
Loan 9 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – 6	Debentures – 6
Brazilian Real - denominated loans		R$ 1,764,199	R$ 1,734,113
Index/Currency		DI	DI
Weighted average financial charges		105.30%	105.30%
Borrowings, maturity date		2023	2023
Loan 10 [member]
Disclosure of detailed information about borrowings [line items]
Description	[2]	Debentures – CRA	Debentures – CRA
Brazilian Real - denominated loans	[2]	R$ 1,940,237	R$ 1,000,824
Index/Currency	[2]	IPCA	IPCA
Weighted average financial charges	[2]	4.70%	4.70%
Borrowings, maturity date	[2]	2024 to 2028	2024 to 2028
Loan 11 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – Ipiranga	Debentures – Ipiranga
Brazilian Real - denominated loans		R$ 771,538	R$ 1,679,036
Index/Currency		DI	DI
Weighted average financial charges		105.00%	105.00%
Borrowings, maturity date		2022	2022
Loan 12 [member]
Disclosure of detailed information about borrowings [line items]
Description	[2]	Debentures – Ultracargo Logística and Tequimar Vila do Conde	Debentures – Ultracargo Logística and Tequimar Vila do Conde
Brazilian Real - denominated loans	[2]	R$ 466,061	R$ 0
Index/Currency	[2]	IPCA	IPCA
Weighted average financial charges	[2]	4.10%	4.10%
Borrowings, maturity date	[2]	2028	2028
Loan 13 [member]
Disclosure of detailed information about borrowings [line items]
Description		Banco do Brasil	Banco do Brasil
Brazilian Real - denominated loans		R$ 204,813	R$ 407,420
Index/Currency		DI	DI
Weighted average financial charges		110.90%	110.90%
Borrowings, maturity date		2022	2022
Loan 14 [member]
Disclosure of detailed information about borrowings [line items]
Description	[2]	Debentures – Ultracargo Logística	Debentures – Ultracargo Logística
Brazilian Real - denominated loans	[2]	R$ 80,946	R$ 92,541
Index/Currency	[2]	R$	R$
Weighted average financial charges	[2]	6.50%	6.50%
Borrowings, maturity date	[2]	2024	2024
Loan 15 [member]
Disclosure of detailed information about borrowings [line items]
Description		Bank Credit Bill	Bank Credit Bill
Brazilian Real - denominated loans		R$ 51,179	R$ 50,692
Index/Currency		R$ + DI	R$ + DI
Weighted average financial charges		2.00%	2.00%
Borrowings, maturity date		2022	2022
Loan 16 [member]
Disclosure of detailed information about borrowings [line items]
Description		Financial institutions	Financial institutions
Brazilian Real - denominated loans		R$ 4,564	R$ 0
Index/Currency		R$	R$
Weighted average financial charges		0.00%	0.00%
Borrowings, maturity date		2022	2022
Loan 17 [member]
Disclosure of detailed information about borrowings [line items]
Description		FINEP	FINEP
Brazilian Real - denominated loans		R$ 326	R$ 29,803
Index/Currency	[5]	TJLP	TJLP
Weighted average financial charges		1.50%	(1.50%)
Borrowings, maturity date		2022	2022
Loan 18 [member]
Disclosure of detailed information about borrowings [line items]
Description		Notes - Ultrapar	Notes - Ultrapar
Brazilian Real - denominated loans		R$ 0	R$ 1,038,499
Index/Currency		R$ + DI	R$ + DI
Weighted average financial charges		0.00%	0.00%
Borrowings, maturity date		2021	2021

[1]	Accumulated losses (see Note 33.i).
[2]	These transactions were designated for hedge accounting (see Note 33.h).
[3]	LIBOR = London Interbank Offered Rate.
[4]	MX$ = Mexican Peso.
[5]	TJLP (Long-term Interest Rate) = set by the National Monetary Council, TJLP is the basic financing cost of Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the Brazilian Development Bank. On December 31, 2021, TJLP was fixed at 5.32 % p.a.